UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$2,330	$2,540,935
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	629,280
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	1,420	1,779,530

		4,949,745
California — 23.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,895	3,042,529
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	1,968,169
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/19 (a)	1,325	1,448,954
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
5.00%, 5/01/44	1,090	1,225,095
2nd, 5.50%, 5/01/28	1,085	1,289,403
2nd, 5.25%, 5/01/33	850	978,860
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,635,984
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,702,808
5.75%, 3/01/34	2,180	2,480,360
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,761,391
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,940,250
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	2,100	2,189,355
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	1,850	1,935,156

Municipal Bonds	Par (000)	Value
California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$1,420	$1,708,729
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)	1,000	1,126,140
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,896,376
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,335	1,563,766
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,808,910
5.50%, 11/01/31	2,465	2,966,208
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	856,131
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	658,546
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,787,093

		42,970,213
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,157,630
5.50%, 11/15/30	340	390,180
5.50%, 11/15/31	405	464,114
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,900	2,068,701

		4,080,625
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18 (a)	2,000	2,106,620
Florida — 15.9%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	464,972

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	$2,845	$3,169,245
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	2,003,595
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,677,165
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	160	160,227
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,159,881
Series A, 6.00%, 10/01/38	1,000	1,205,170
Series B, AMT, 6.25%, 10/01/38	460	551,595
Series B, AMT, 6.00%, 10/01/42	615	719,267
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,240,315
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 4/01/40	3,465	3,900,966
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	4,645	5,060,913
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,220,815
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	3,995	4,648,782

		29,182,908
Hawaii — 1.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	488,682
5.25%, 8/01/26	460	524,418

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	$1,500	$1,684,125

		2,697,225
Illinois — 15.0%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,095,740
City of Chicago Illinois O’Hare International Airport, ARB, 3rd Lien, Series A:
5.75%, 1/01/21 (a)	960	1,108,579
5.75%, 1/01/39	185	209,831
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series C, 6.50%, 1/01/21 (a)	5,225	6,164,664
Senior Lien, Series D, AMT, 5.00%, 1/01/42	430	483,187
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	2,000	2,133,880
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,080,190
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,928,277
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,159,326
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,340,900
5.25%, 12/01/43	1,505	1,578,339
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 2/15/41	665	618,849
5.00%, 2/15/41	555	593,195
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,600,941
6.00%, 6/01/28	400	455,740
State of Illinois, GO:
5.25%, 2/01/31	875	933,450
5.25%, 2/01/32	1,355	1,439,945
5.50%, 7/01/33	2,000	2,138,120

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$425	$451,376

		27,514,529
Indiana — 3.8%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,402,415
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	545	580,049
5.50%, 1/01/38	2,235	2,361,434
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	565	604,465

		6,948,363
Louisiana — 5.8%
City of New Orleans Aviation Board, RB, General Airport North Terminal Project, Series B, AMT, 5.00%, 1/01/48	3,840	4,354,599
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,748,775
Louisiana Public Facilities Authority, RB, Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	2,940	3,319,495
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,261,279

		10,684,148
Maryland — 0.9%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,619,890
Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 1/01/47	245	271,769
5.25%, 1/01/42	545	621,872

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$1,010	$1,075,054

		1,968,695
Michigan — 1.1%
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,910	2,060,317
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	205	219,536
6.50%, 11/15/38	1,120	1,191,165

		1,410,701
Mississippi — 2.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,324,195
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,168,110

		4,492,305
Nevada — 3.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,535,011
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/18 (a)	3,500	3,619,875
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	1,500	1,621,905

		6,776,791
New Jersey — 7.1%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	3,000	3,350,070
(AGM), 5.00%, 1/01/31	790	870,430
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,263,065

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	$3,170	$3,371,232
Series AA, 5.50%, 6/15/39	1,890	2,021,657
Series B, 5.25%, 6/15/36	1,000	1,038,560

		12,915,014
New York — 5.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,663,329
Water & Sewer System, 5.38%, 6/15/43	1,305	1,472,262
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A:
5.75%, 2/15/21 (a)	1,510	1,751,041
5.75%, 2/15/47	1,000	1,150,000
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,254,260
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/41	535	585,632

		10,876,524
Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,000	2,358,720
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	955	1,048,800
Pennsylvania — 1.5%
County of Delaware Pennsylvania Authority, Refunding RB, Cabrini University, 5.00%, 7/01/42	610	673,178
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-1, 4.00%, 2/15/47	710	726,976
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 6/01/47	170	195,020

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$1,000	$1,147,200

		2,742,374
South Carolina — 5.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,565,380
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,000	1,127,070
6.00%, 7/01/38	1,695	1,960,793
5.50%, 7/01/41	1,000	1,126,500
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,095	1,231,306
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	2,795,625

		10,806,674
Tennessee — 1.5%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	2,500	2,792,075
Texas — 22.3%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,500	2,608,650
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,574,472
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	3,790	4,127,954
6.00%, 11/15/35	210	228,915
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien (a):
5.25%, 12/01/18	1,490	1,575,183
5.25%, 12/01/18	1,110	1,173,459
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,242,287
Series H, 5.00%, 11/01/37	2,200	2,468,972
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,455,338

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	$3,150	$3,659,418
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/18 (a)	1,835	1,872,232
(NPFGC), 5.75%, 1/01/40	590	600,738
Series A, 5.63%, 1/01/18 (a)	2,940	2,998,124
Series A, 5.63%, 1/01/33	3,645	3,713,635
Series S (NPFGC), 5.75%, 1/01/18 (a)	5,360	5,468,755
Series S (NPFGC), 5.75%, 1/01/18 (a)	2,460	2,509,913
Series SE (NPFGC), 5.75%, 1/01/40	915	932,239
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	620	707,147

		40,917,431
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,711,903
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	638,343
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,300	1,396,395

		2,034,738
Washington — 2.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,541,788
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT (b):
5.00%, 5/01/37	1,450	1,676,417
5.00%, 5/01/42	385	441,645

Municipal Bonds	Par (000)	Value
Washington (continued)
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	$1,075	$1,212,439

		4,872,289
Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 1/01/42	330	376,517
Total Municipal Bonds — 132.6%		242,916,134

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/47	4,500	5,238,502
Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	5,610	5,786,098
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	2,015,704
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	1,039	1,100,604
Florida — 4.3%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	7,500	7,848,300
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,604,308
Maryland — 0.9%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 7/01/46	1,499	1,736,952

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Michigan — 1.9%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$3,020	$3,393,212
Nevada — 5.1%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	5,000	5,233,650
Series B, 5.50%, 7/01/19	3,749	4,071,241

		9,304,891
New Jersey — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,209	2,285,728
New York — 5.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,483,244
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	5,135,051
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	2,660	3,070,463

		9,688,758
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	1,184	1,350,114

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$1,005	$1,067,966
Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System, 5.00%, 4/01/47 (d)	2,320	2,710,479
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.7%		56,131,616
Total Long-Term Investments (Cost — $277,931,837) — 163.3%		299,047,750

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (e)(f)	251,319	251,420
Total Short-Term Securities (Cost — $251,420) — 0.1%		251,420
Total Investments (Cost — $278,183,257*) — 163.4%		299,299,170
Other Assets Less Liabilities — 0.0%		79,004
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.9)%		(29,193,281)
VMTP Shares at Liquidation Value — (47.5)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$183,184,893

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$249,199,357

Gross unrealized appreciation	$21,247,411
Gross unrealized depreciation	(295,909)

Net unrealized appreciation	$20,951,502

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between May 7, 2018 to October 1, 2024, is $3,450,256.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

(e)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,580,695	(5,329,376)	251,319	$251,420	$7,061	$1,429	—

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(11)	September 2017	$1,300	$(117)
10-Year U.S. Treasury Note	(29)	September 2017	$3,651	759
Long U.S. Treasury Bond	(17)	September 2017	$2,600	(6,930)
Ultra U.S. Treasury Bond	(5)	September 2017	$823	(6,791)
Total				$(13,079)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments[and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$299,047,750	—	$299,047,750
Short-Term Securities	$251,420	—	—	251,420

Total	$251,420	$299,047,750	—	$299,299,170

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$759	—	—	$759
Liabilities:
Interest rate contracts	(13,838)	—	—	(13,838)

Total	$(13,079)	—	—	$(13,079)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(29,148,311)	—	$(29,148,311)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

Total	—	$(116,148,311)	—	$(116,148,311)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 25, 2017